UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02796)

Exact name of registrant as specified in charter: Putnam High Yield Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2008

Date of reporting period: November 30, 2007

Item 1. Schedule of Investments:

Putnam High Yield Trust

The fund's portfolio
11/30/07 (Unaudited)

CORPORATE BONDS AND NOTES (79.8%)(a)

		Principal amount	Value

Advertising and Marketing Services (0.3%)
Lamar Media Corp. company guaranty 7 1/4s, 2013		$4,050,000	$3,999,375
Lamar Media Corp. 144A sr. sub. notes 6 5/8s, 2015		1,255,000	1,192,250
			5,191,625

Automotive (3.8%)
Allison Transmission 144A company guaranty 11s, 2015		1,115,000	1,073,188
ArvinMeritor, Inc. sr. unsec. notes 8 1/8s, 2015		1,460,000	1,277,500
Dana Corp. notes 5.85s, 2015		6,095,000	4,571,250
Ford Motor Co. notes 7.45s, 2031		5,575,000	4,209,125
Ford Motor Credit Corp. notes 7 7/8s, 2010		6,665,000	6,186,420
Ford Motor Credit Corp. notes 7 3/8s, 2009		6,310,000	5,974,302
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011		14,395,000	13,928,745
Ford Motor Credit Corp. sr. unsec. 9 3/4s, 2010		5,420,000	5,270,992
General Motors Corp. notes 7.2s, 2011		20,470,000	19,037,100
Lear Corp. company guaranty 8 3/4s, 2016		2,415,000	2,221,800
Lear Corp. company guaranty 8 1/2s, 2013		2,250,000	2,126,250
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014
(S)		2,300,000	2,291,375
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013		605,000	651,888
Tenneco, Inc. 144A sr. unsec. 8 1/8s, 2015		965,000	962,588
UCI Holdco, Inc. 144A sr. notes FRN 12.694s, 2013 (PIK)		5,928,221	5,780,015
United Components, Inc. sr. sub. notes 9 3/8s, 2013		130,000	128,050
			75,690,588

Basic Materials (7.4%)
AK Steel Corp. company guaranty 7 3/4s, 2012		9,240,000	9,216,900
Aleris International, Inc. company guaranty 10s, 2016		4,875,000	4,095,000
Aleris International, Inc. company guaranty 9s, 2014
(PIK)		4,325,000	3,719,500
Algoma Acquisition Corp. 144A unsec. notes 9 7/8s,
2015 (Canada)		1,900,000	1,520,000
ARCO Chemical Co. debs. 10 1/4s, 2010		1,525,000	1,631,750
Builders FirstSource, Inc. company guaranty FRN
9.119s, 2012		4,885,000	4,298,800
Century Aluminum Co. company guaranty 7 1/2s, 2014		2,785,000	2,732,781
Clondalkin Acquisition BV 144A sec. FRN 7.694s, 2013
(Netherlands)		3,270,000	3,147,375
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		2,540,000	2,593,975
Domtar Corp. company guaranty 7 7/8s, 2011 (Canada)		1,470,000	1,495,725
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. bonds
8 3/8s, 2017		11,865,000	12,843,863
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. FRN
8.394s, 2015		2,095,000	2,136,900
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		5,930,000	6,337,688
Georgia-Pacific Corp. debs. 9 1/2s, 2011		4,275,000	4,424,625
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		5,660,000	5,914,700
Hercules, Inc. company guaranty 6 3/4s, 2029		4,570,000	4,398,625
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		6,365,000	6,842,375
Huntsman, LLC company guaranty 11 5/8s, 2010		1,000	1,060
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		1,353,000	1,339,470
Lyondell Chemical Co. company guaranty 8 1/4s, 2016		8,705,000	10,206,613
Lyondell Chemical Co. company guaranty 8s, 2014		4,250,000	4,813,125
MacDermid, Inc. 144A sr. sub. notes 9 1/2s, 2017		1,445,000	1,311,338
Metals USA, Inc. sec. notes 11 1/8s, 2015		6,050,000	6,261,750
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014		10,680,000	9,905,700
Mosaic Co. (The) 144A sr. notes 7 5/8s, 2016		1,295,000	1,385,650
Mosaic Co. (The) 144A sr. notes 7 3/8s, 2014		780,000	822,900
NewPage Corp. company guaranty 10s, 2012		2,265,000	2,310,300
NewPage Holding Corp. sr. notes FRN 11.818s, 2013 (PIK)		1,568,466	1,505,727
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		2,861,000	2,374,630
Novelis, Inc. company guaranty 7 1/4s, 2015		7,057,000	6,580,653
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	3,140,000	4,512,673
Smurfit-Stone Container Enterprises, Inc. sr. unsec.
8s, 2017		$1,620,000	1,555,200
Steel Dynamics, Inc. 144A sr. notes 7 3/8s, 2012		135,000	133,988
Steel Dynamics, Inc. 144A sr. notes 6 3/4s, 2015		8,140,000	7,773,700
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		1,715,000	1,594,950
Tube City IMS Corp. company guaranty 9 3/4s, 2015		3,295,000	3,130,250
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		287,000	295,610
Verso Paper Holdings, LLC/ Verso Paper, Inc. company
guaranty 11 3/8s, 2016		1,915,000	1,943,725
			147,109,594

Broadcasting (2.3%)
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015		8,927,000	8,636,873
Echostar DBS Corp. company guaranty 7s, 2013		4,245,000	4,393,575
Echostar DBS Corp. company guaranty 6 5/8s, 2014		705,000	713,813
Echostar DBS Corp. sr. notes 6 3/8s, 2011		13,260,000	13,458,900
Ion Media Networks, Inc. 144A sr. sec. notes 11.493s,
2013		2,735,000	2,714,488
Ion Media Networks, Inc. 144A sr. sec. notes 8.493s,
2012		3,300,000	3,242,250
Sirius Satellite Radio, Inc. sr. unsec. notes 9 5/8s,
2013		5,610,000	5,427,675
Univision Communications, Inc. 144A sr. notes 9 3/4s,
2015 (PIK)		3,150,000	2,929,500
Young Broadcasting, Inc. company guaranty 10s, 2011		4,339,000	3,471,200
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		1,140,000	837,900
			45,826,174

Building Materials (1.2%)
Associated Materials, Inc. company guaranty 9 3/4s,
2012		5,887,000	6,004,740
Goodman Global Holding Co., Inc. company guaranty FRN
Ser. B, 8.36s, 2012		4,822,000	4,815,973
NTK Holdings, Inc. sr. disc. notes zero %, 2014		6,195,000	3,655,050
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013		4,090,000	3,967,300
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		7,430,000	6,018,300
			24,461,363

Cable Television (2.8%)
Adelphia Communications Corp. zero %, 2011		90,000	15,300
Adelphia Communications Corp. zero %, 2009		5,000	838
Adelphia Communications Corp. zero %, 2009		2,918,000	459,585
Adelphia Communications Corp. zero %, 2008		5,000	775
Adelphia Communications Corp. escrow zero %, 2008		2,471,000	389,183
Adelphia Communications Corp. escrow bonds zero %, 2010		3,231,000	525,038
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		4,205,000	3,931,675
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012		1,130,000	1,076,325
CCH I Holdings, LLC company guaranty 12 1/8s, 2015		187,000	128,095
CCH I, LLC/Capital Corp. sec. notes 11s, 2015		21,896,000	19,049,520
CCH II, LLC/Capital Corp. sr. unsec. notes Ser. B,
10 1/4s, 2010		9,505,000	9,362,425
CCH, LLC/Capital Corp. sr. unsec. notes 10 1/4s, 2010		2,390,000	2,360,125
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		5,255,000	4,926,563
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		5,240,000	5,135,200
NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)		2,200,000	2,189,000
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		5,125,000	5,227,500
			54,777,147

Capital Goods (7.2%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		6,399,000	6,335,010
Allied Waste North America, Inc. company guaranty
6 7/8s, 2017		5,215,000	5,130,256
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011		860,000	837,425
American Railcar Industries, Inc. sr. unsec. 7 1/2s,
2014		805,000	764,750
Baldor Electric Co. company guaranty 8 5/8s, 2017		5,360,000	5,507,400
Berry Plastics Holding Corp. company guaranty 10 1/4s,
2016		2,790,000	2,469,150
Berry Plastics Holding Corp. sec. notes 8 7/8s, 2014
(S)		5,620,000	5,423,300
Blount, Inc. sr. sub. notes 8 7/8s, 2012		3,115,000	3,115,000
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada)		4,480,000	4,636,800
Bombardier, Inc. 144A sr. unsec. FRN 7.631s, 2013
(Canada)	EUR	2,680,000	3,892,764
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		$4,855,000	4,952,100
General Cable Corp. company guaranty 7 1/8s, 2017		3,640,000	3,585,400
General Cable Corp. company guaranty FRN 7.606s, 2015		1,375,000	1,326,875
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		2,890,000	2,752,725
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 7/8s, 2015 (PIK)		3,265,000	3,224,188
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 1/2s, 2015		4,435,000	4,457,175
Hawker Beechcraft Acquisition Co., LLC 144A sr. sub.
notes 9 3/4s, 2017		845,000	853,450
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		6,675,000	6,541,500
L-3 Communications Corp. company guaranty 6 1/8s, 2013		490,000	480,200
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		6,675,000	6,608,250
Legrand SA debs. 8 1/2s, 2025 (France)		11,520,000	13,671,706
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		5,210,000	5,144,875
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		5,456,000	5,101,360
Mueller Water Products, Inc. company guaranty 7 3/8s,
2017		2,210,000	1,961,375
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	1,505,000	2,124,376
Owens-Illinois, Inc. debs. 7 1/2s, 2010		$15,000	15,075
RBS Global, Inc. / Rexnord Corp. company guaranty

9 1/2s, 2014		10,210,000	10,107,900
Ryerson Tull, Inc. 144A sec. notes 12s, 2015		1,645,000	1,614,156
TD Funding Corp. company guaranty 7 3/4s, 2014		6,145,000	6,206,450
Tekni-Plex, Inc. sec. notes 10 7/8s, 2012		7,335,000	7,866,788
Terex Corp. company guaranty 7 3/8s, 2014		3,070,000	3,085,350
Terex Corp. sr. sub. notes 8s, 2017		1,070,000	1,075,350
Titan International, Inc. company guaranty 8s, 2012		8,100,000	8,100,000
WCA Waste Corp. company guaranty 9 1/4s, 2014		3,545,000	3,651,350
			142,619,829

Commercial and Consumer Services (0.1%)
iPayment, Inc. company guaranty 9 3/4s, 2014		2,070,000	1,976,850

Communication Services (7.0%)
American Cellular Corp. company guaranty 9 1/2s, 2009		1,842,000	1,871,159
American Tower Corp. sr. notes 7 1/2s, 2012		2,635,000	2,694,288
American Tower Corp. 144A sr. notes 7s, 2017		2,450,000	2,492,875
BCM Ireland Finance Ltd. 144A FRN 9.506s, 2016 (Cayman
Islands)	EUR	1,715,000	2,472,254
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		$3,145,000	3,286,525
Centennial Communications Corp. sr. notes 10s, 2013		1,920,000	1,996,800
Centennial Communications Corp. sr. notes FRN 10.981s,
2013		1,155,000	1,180,988
Cincinnati Bell, Inc. company guaranty 7s, 2015		2,210,000	2,082,925
Citizens Communications Co. notes 9 1/4s, 2011		4,245,000	4,595,213
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		7,235,000	6,728,550
Cricket Communications, Inc. 144A company guaranty
9 3/8s, 2014		705,000	655,650
Digicel Group, Ltd. 144A sr. notes 8 7/8s, 2015
(Bermuda)		4,830,000	4,322,850
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		3,550,000	3,567,750
Dobson Cellular Systems sec. notes 9 7/8s, 2012		4,480,000	4,894,400
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		7,197,000	6,927,113
Intelsat Bermuda, Ltd. company guaranty FRN 8.886s,
2015 (Bermuda)		1,935,000	1,937,419
Intelsat Bermuda, Ltd. sr. unsec. 11 1/4s, 2016
(Bermuda)		10,665,000	10,984,950
Intelsat Intermediate Holding Co., Ltd. company
guaranty stepped-coupon zero % (9 1/4s, 2/1/10), 2015
(Bermuda) (STP)		2,355,000	1,931,100
iPCS, Inc. sec. FRN 7.036s, 2013		1,965,000	1,827,450
Level 3 Financing, Inc. company guaranty 12 1/4s, 2013		1,115,000	1,112,213
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		5,355,000	4,806,113
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		3,135,000	2,688,263
MetroPCS Wireless, Inc. sr. unsec. 9 1/4s, 2014		8,510,000	8,063,225
Nordic Telephone Co. Holdings ApS 144A sr. notes
8 7/8s, 2016 (Denmark)		1,035,000	1,050,525
PAETEC Holding Corp. 144A sr. notes 9 1/2s, 2015		1,985,000	1,970,113
PanAmSat Corp. company guaranty 9s, 2014 (S)		2,065,000	2,095,975
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		11,530,000	11,443,525
Qwest Corp. debs. 7 1/4s, 2025		2,875,000	2,760,000
Qwest Corp. notes 8 7/8s, 2012		5,180,000	5,562,025
Rural Cellular Corp. sr. notes 9 7/8s, 2010		2,105,000	2,183,938
Rural Cellular Corp. sr. sub. FRN 10.661s, 2012		1,450,000	1,479,000
Rural Cellular Corp. 144A sr. sub. notes FRN 8.124s,
2013		2,685,000	2,725,275
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013		3,840,000	3,705,600
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		3,080,000	3,149,300
West Corp. company guaranty 11s, 2016		1,540,000	1,540,000
West Corp. company guaranty 9 1/2s, 2014		2,805,000	2,762,925
Windstream Corp. company guaranty 8 5/8s, 2016 (S)		8,105,000	8,408,938
Windstream Corp. company guaranty 8 1/8s, 2013		4,260,000	4,382,475
			138,339,687

Consumer (0.7%)
Jostens IH Corp. company guaranty 7 5/8s, 2012		9,525,000	9,525,000
Yankee Acquisition Corp. company guaranty 9 3/4s, 2017		935,000	862,538
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015		4,465,000	4,130,125
			14,517,663

Consumer Goods (1.5%)
Church & Dwight Co., Inc. company guaranty 6s, 2012		4,520,000	4,407,000
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		6,295,000	6,153,363
Jarden Corp. company guaranty 7 1/2s, 2017		4,175,000	3,757,500
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		6,279,000	6,216,210
Spectrum Brands, Inc. company guaranty 11 1/2s, 2013
(PIK)		5,020,000	4,329,750
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015		7,305,000	5,296,125
			30,159,948

Consumer Services (0.3%)
Rental Services Corp. company guaranty 9 1/2s, 2014		2,505,000	2,323,388
United Rentals NA, Inc. sr. sub. notes 7s, 2014		5,295,000	4,712,550
			7,035,938

Energy (9.6%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	10,435,000	10,095,863
Chaparral Energy, Inc. 144A sr. notes 8 7/8s, 2017	6,790,000	6,043,100
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	8,565,000	8,136,750
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	3,787,000	3,862,740
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013 (S)	6,635,000	6,784,288
Chesapeake Energy Corp. sr. notes 7s, 2014	2,775,000	2,775,000
Complete Production Services, Inc. company guaranty
8s, 2016 (S)	3,940,000	3,743,000
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	9,165,000	8,569,275
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	4,580,000	4,328,100
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	2,895,000	2,895,000
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	4,460,000	4,515,750
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014	2,709,000	2,675,138
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014	2,265,000	2,095,125
Encore Acquisition Co. sr. sub. notes 6s, 2015	7,644,000	6,879,600
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	5,210,000	5,066,725
Forest Oil Corp. sr. notes 8s, 2011	4,319,000	4,470,165
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	6,030,000	5,638,050
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. notes
9s, 2016	2,335,000	2,381,700
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	2,350,000	2,226,625
Inergy LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014	9,910,000	9,563,150
Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2014	2,535,000	2,541,338
Massey Energy Co. sr. notes 6 5/8s, 2010	7,124,000	6,928,090
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	6,730,000	6,595,400
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	6,055,000	5,767,388
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	3,484,289	3,650,929
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	3,335,000	3,477,555
Peabody Energy Corp. company guaranty 7 3/8s, 2016	2,655,000	2,721,375
Peabody Energy Corp. sr. notes 5 7/8s, 2016	6,750,000	6,345,000
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	10,770,000	11,308,500
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	875,000	866,250
Plains Exploration & Production Co. company guaranty
7s, 2017	5,520,000	5,244,000
Pride International, Inc. sr. notes 7 3/8s, 2014	5,765,000	5,909,125
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	3,675,000	3,546,375
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	3,775,000	3,567,375
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015	5,355,000	4,913,213
Targa Resources, Inc. 144A company guaranty 8 1/2s,
2013	7,575,000	7,423,500
Whiting Petroleum Corp. company guaranty 7s, 2014	7,100,000	6,887,000
		190,437,557

Entertainment (1.4%)
AMC Entertainment, Inc. company guaranty 11s, 2016	3,288,000	3,444,180
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	4,160,000	3,926,000
Avis Budget Car Rental, LLC company guaranty 7 5/8s,
2014	2,720,000	2,611,200
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	4,935,000	4,589,550
Hertz Corp. company guaranty 8 7/8s, 2014	5,330,000	5,330,000
Marquee Holdings, Inc. sr. disc. notes zero %, 2014	5,200,000	4,316,000
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	1,132,000	1,132,000
Universal City Florida Holding Co. sr. notes FRN
9.661s, 2010	3,396,000	3,429,960
		28,778,890

Financial (4.4%)
E*Trade Financial Corp. sr. unsec. notes 8s, 2011	3,615,000	2,765,475
Finova Group, Inc. notes 7 1/2s, 2009	8,809,809	1,475,643
GMAC LLC notes 7 3/4s, 2010	8,695,000	8,254,372
GMAC LLC notes 7s, 2012	2,490,000	2,159,990
GMAC LLC notes 6 7/8s, 2012	15,110,000	12,845,646
GMAC LLC notes 6 3/4s, 2014	14,926,000	12,278,710
GMAC LLC notes FRN 7.324s, 2014	3,974,000	3,258,771
GMAC LLC sr. unsub. notes 5.85s, 2009	7,470,000	7,117,685
GMAC LLC unsub. notes 6 5/8s, 2012	2,265,000	1,953,744
HUB International Holdings, Inc. 144A sr. notes 9s,
2014	915,000	823,500
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	1,285,000	1,101,888
Leucadia National Corp. sr. unsec. 8 1/8s, 2015	1,495,000	1,487,525
Leucadia National Corp. sr. unsec. 7 1/8s, 2017	3,590,000	3,311,775
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015	2,770,000	2,735,375
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)	4,925,000	4,580,250
Realogy Corp. 144A sr. notes 10 1/2s, 2014	12,675,000	9,537,938
Tropicana Entertainment, LLC sr. sub. notes 9 5/8s,
2014	15,345,000	10,664,775
USI Holdings Corp. 144A sr. notes FRN 8.744s, 2014	840,000	751,800

		87,104,862

Food (0.9%)
Archibald Candy Corp. company guaranty 10s, 2008 (In
default) (F)(NON)	878,534	12,906
Chiquita Brands International, Inc. sr. notes 8 7/8s,
2015	820,000	754,400
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	5,035,000	4,367,863
Dean Foods Co. company guaranty 7s, 2016	3,405,000	3,013,425
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	6,390,000	6,453,900
Pinnacle Foods Finance LLC 144A sr. sub. notes
10 5/8s, 2017	2,590,000	2,279,200
		16,881,694

Gaming & Lottery (3.3%)
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	3,345,000	3,403,538
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	5,755,000	5,481,638
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	1,050,000	1,000,125
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	5,475,000	5,475,000
MGM Mirage, Inc. company guaranty 6 3/4s, 2013	2,720,000	2,624,800
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	3,382,000	3,508,825
MGM Mirage, Inc. company guaranty 6s, 2009	7,177,000	7,105,230
MGM Mirage, Inc. sr. notes 6 3/4s, 2012	2,000	1,938
Pinnacle Entertainment, Inc. sr. sub. notes 8 3/4s,
2013	155,000	158,100
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	4,935,000	4,984,350
Pinnacle Entertainment, Inc. 144A sr. sub. notes
7 1/2s, 2015 (S)	5,015,000	4,638,875
Scientific Games Corp. company guaranty 6 1/4s, 2012	6,245,000	5,963,975
Station Casinos, Inc. sr. notes 6s, 2012	6,690,000	6,071,175
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	12,655,000	10,029,088
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	5,975,000	5,795,750
		66,242,407

Health Care (6.8%)
Accellent, Inc. company guaranty 10 1/2s, 2013	5,320,000	4,708,200
Bausch & Lomb, Inc. 144A sr. unsec. 9 7/8s, 2015	2,945,000	2,981,813
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	8,855,000	8,943,550
DaVita, Inc. company guaranty 6 5/8s, 2013	4,470,000	4,335,900
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	3,010,000	2,927,225
HCA, Inc. notes 6 3/8s, 2015	2,250,000	1,867,500
HCA, Inc. notes 5 3/4s, 2014	2,385,000	1,949,738
HCA, Inc. sec. notes 9 5/8s, 2016 (PIK)	7,800,000	8,112,000
HCA, Inc. sec. notes 9 1/4s, 2016	9,070,000	9,387,450
HCA, Inc. sec. notes 9 1/8s, 2014	6,215,000	6,354,838
HCA, Inc. sr. notes 7 7/8s, 2011	116,000	112,810
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	6,020,000	5,225,228
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	400,000	388,000
Omnicare, Inc. company guaranty 6 3/4s, 2013	435,000	400,200
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	1,215,000	1,111,725
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	4,952,000	4,828,200
Select Medical Corp. company guaranty 7 5/8s, 2015	6,010,000	5,108,500
Service Corporation International debs. 7 7/8s, 2013	3,897,000	3,966,070
Service Corporation International sr. notes 7s, 2017	1,970,000	1,856,725
Service Corporation International sr. notes 6 3/4s,
2016	6,820,000	6,444,900
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	8,140,000	7,733,000
Sun Healthcare Group, Inc. company guaranty FRN
9 1/8s, 2015	3,875,000	3,884,688
Surgical Care Affiliates, Inc. 144A sr. notes 8 7/8s,
2015 (PIK)	2,505,000	2,292,075
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	2,785,000	2,534,350
Tenet Healthcare Corp. notes 7 3/8s, 2013	7,500,000	6,600,000
Tenet Healthcare Corp. sr. notes 6 3/8s, 2011	6,865,000	6,178,500
US Oncology, Inc. company guaranty 9s, 2012	4,985,000	4,910,225
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	7,124,000	6,749,990
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	6,415,000	6,928,200
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	2,255,000	2,243,725
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	1,730,000	1,708,375
Ventas Realty LP/Capital Corp. sr. notes 6 1/2s, 2016
(R)	2,310,000	2,252,250
		135,025,950

Homebuilding (0.5%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	4,000	3,872
K. Hovnanian Enterprises, Inc. sr. notes 8 5/8s, 2017	970,000	712,950

Meritage Homes Corp. company guaranty 6 1/4s, 2015 (S)	5,660,000	3,962,000
Meritage Homes Corp. sr. notes 7s, 2014	760,000	581,400
Standard Pacific Corp. sr. notes 6 1/2s, 2008	4,207,000	3,660,090
Standard Pacific Corp. sr. unsec. 5 1/8s, 2009	710,000	532,500
		9,452,812

Household Furniture and Appliances (0.1%)
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	2,432,000	2,389,440

Lodging/Tourism (0.8%)
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)	2,685,000	2,825,963
Host Marriott LP company guaranty Ser. Q, 6 3/4s, 2016
(R)	130,000	129,025
Host Marriott LP sr. notes 7 1/8s, 2013 (R)	100,000	100,250
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	9,300,000	9,300,000
Seminole Hard Rock Entertainment, Inc. 144A sec. FRN
8.194s, 2014	3,225,000	3,047,625
		15,402,863

Media (2.0%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015	3,780,000	3,770,550
Affinion Group, Inc. company guaranty 10 1/8s, 2013	6,635,000	6,651,588
Affinity Group, Inc. sr. sub. notes 9s, 2012	6,205,000	5,863,725
Idearc, Inc. company guaranty 8s, 2016	11,540,000	10,789,900
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	4,980,000	5,067,150
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)	9,975,000	6,907,688
		39,050,601

Publishing (1.8%)
American Media, Inc. company guaranty 8 7/8s, 2011	835,000	743,150
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009	5,770,000	5,156,938
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	3,499,006	3,245,328
Cenveo Corp., sr. sub. notes 7 7/8s, 2013	1,877,000	1,670,530
Dex Media, Inc. disc. notes stepped-coupon zero % (9s,
11/15/08), 2013 (STP)	2,710,000	2,486,425
Dex Media, Inc. notes 8s, 2013	1,580,000	1,508,900
Quebecor Media notes 7 3/4s, 2016 (Canada)	1,020,000	951,150
R.H. Donnelley Corp. sr. disc. notes Ser. A-1, 6 7/8s,
2013	665,000	606,813
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	4,210,000	3,841,625
R.H. Donnelley Corp. sr. notes 8 7/8s, 2017	2,655,000	2,502,338
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	2,025,000	1,847,813
Reader's Digest Association, Inc. (The) 144A sr. sub.
notes 9s, 2017	5,105,000	4,186,100
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	8,778,000	5,749,590
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	2,405,000	769,600
		35,266,300

Restaurants (0.1%)
Buffets, Inc. company guaranty 12 1/2s, 2014	1,920,000	916,800
OSI Restaurant Partners, Inc. 144A sr. notes 10s, 2015	2,035,000	1,622,913
		2,539,713

Retail (1.7%)
Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014	3,510,000	3,369,600
Autonation, Inc. company guaranty 7s, 2014	1,070,000	1,011,150
Autonation, Inc. company guaranty FRN 7.243s, 2013	1,650,000	1,551,000
Harry & David Holdings, Inc. company guaranty 9s, 2013	3,645,000	3,344,288
Harry & David Holdings, Inc. company guaranty FRN
10.124s, 2012	1,125,000	1,068,750
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	7,115,000	6,777,038
Neiman-Marcus Group, Inc. company guaranty 9s, 2015	3,490,000	3,629,600
Rite Aid Corp. company guaranty 9 3/8s, 2015	4,590,000	3,970,350
Rite Aid Corp. company guaranty 7 1/2s, 2015	3,420,000	3,129,300
Rite Aid Corp. sec. notes 7 1/2s, 2017	985,000	886,500
United Auto Group, Inc. company guaranty 7 3/4s, 2016	4,915,000	4,669,250
		33,406,826

Technology (5.7%)
Activant Solutions, Inc. company guaranty 9 1/2s, 2016	2,890,000	2,478,175
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	3,891,000	3,589,448
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013 (S)	6,297,000	5,919,180
Avago Technologies Finance company guaranty 11 7/8s,
2015 (Singapore)	1,160,000	1,247,000
Avago Technologies Finance company guaranty 10 1/8s,
2013 (Singapore)	1,175,000	1,236,688
Avago Technologies Finance company guaranty FRN
10.624s, 2013 (Singapore)	90,000	91,463
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	1,880,000	1,818,900
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	2,965,000	2,787,100
Ceridian Corp. 144A sr. unsec. 11 1/4s, 2015	2,860,000	2,670,525
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015	1,625,000	1,592,500
Freescale Semiconductor, Inc. sr. sec. notes 10 1/8s,
2016 (S)	6,615,000	5,672,363
Freescale Semiconductor, Inc. sr. unsec. 9 1/8s, 2014

(PIK)	5,620,000	4,903,450
Freescale Semiconductor, Inc. sr. unsec. 8 7/8s, 2014	8,000,000	7,310,000
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	1,860,000	1,943,700
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	5,586,000	5,627,895
Iron Mountain, Inc. company guaranty 7 3/4s, 2015	125,000	125,625
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	235,000	221,781
Lucent Technologies, Inc. debs. 6.45s, 2029	6,604,000	5,316,220
Lucent Technologies, Inc. notes 5 1/2s, 2008	1,435,000	1,413,475
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	3,055,000	2,352,350
Nortel Networks, Ltd. 144A company guaranty 10 3/4s,
2016 (Canada)	1,675,000	1,746,188
Nortel Networks, Ltd. 144A company guaranty FRN
9.493s, 2011 (Canada)	4,925,000	4,789,563
NXP BV/NXP Funding, LLC sec. FRN 7.993s, 2013
(acquired 10/05/06, cost $4,720,000) (Netherlands)
(RES)	4,720,000	4,460,400
NXP BV/NXP Funding, LLC sec. notes 7 7/8s, 2014
(Netherlands)	7,885,000	7,569,600
Open Solutions, Inc. 144A sr. sub. notes 9 3/4s, 2015	3,355,000	3,120,150
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)	2,580,000	2,598,672
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	4,796,000	4,939,880
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	13,099,000	13,328,233
Travelport LLC company guaranty 11 7/8s, 2016	1,450,000	1,537,000
Travelport LLC company guaranty 9 7/8s, 2014	3,800,000	3,838,000
Unisys Corp. sr. notes 8s, 2012	3,745,000	3,361,138
Xerox Capital Trust I company guaranty 8s, 2027	3,365,000	3,361,817
		112,968,479

Textiles (1.2%)
Hanesbrands, Inc. company guaranty FRN Ser. B, 8.784s,
2014	7,695,000	7,579,575
Levi Strauss & Co. sr. notes 9 3/4s, 2015	8,088,000	8,118,330
Levi Strauss & Co. sr. notes 8 7/8s, 2016	4,115,000	4,012,125
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	4,325,000	4,292,563
		24,002,593

Utilities & Power (4.9%)
AES Corp. (The) sr. notes 8 7/8s, 2011	808,000	844,360
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	4,725,000	4,949,438
AES Corp. (The) 144A sr. notes 8s, 2017	1,840,000	1,830,800
Cleveland Electric Illuminating Co. (The) 144A sr.
notes Ser. D, 7.88s, 2017	10,000	11,414
CMS Energy Corp. sr. notes 8 1/2s, 2011	1,294,000	1,393,032
CMS Energy Corp. sr. notes 7 3/4s, 2010	1,760,000	1,841,736
Colorado Interstate Gas Co. debs. 6.85s, 2037	3,610,000	3,675,420
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	1,020,000	1,024,789
Dynegy-Roseton Danskamme company guaranty Ser. A,
7.27s, 2010	2,892,983	2,889,367
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	5,430,000	5,348,550
Edison Mission Energy sr. unsec. 7.2s, 2019	3,925,000	3,748,375
Edison Mission Energy sr. unsec. 7s, 2017	2,750,000	2,633,125
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	2,130,000	2,151,300
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	2,495,000	2,495,000
El Paso Natural Gas Co. debs. 8 5/8s, 2022	1,775,000	2,091,076
Ferrellgas LP/Finance sr. notes 8 3/4s, 2012	217,000	221,340
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	5,575,000	5,407,750
Mirant Americas Generation, Inc. sr. notes 8.3s, 2011	4,214,000	4,192,930
Mirant North America, LLC company guaranty 7 3/8s, 2013	6,700,000	6,716,750
NRG Energy, Inc. company guaranty 7 3/8s, 2017	2,710,000	2,662,575
NRG Energy, Inc. sr. notes 7 3/8s, 2016	14,110,000	13,827,800
Orion Power Holdings, Inc. sr. notes 12s, 2010	2,510,000	2,735,900
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012	1,238,000	1,289,757
Sierra Pacific Resources sr. notes 8 5/8s, 2014	3,540,000	3,770,107
Teco Energy, Inc. notes 7.2s, 2011	1,680,000	1,766,683
Teco Energy, Inc. notes 7s, 2012	2,785,000	2,916,939
Teco Energy, Inc. sr. notes 6 3/4s, 2015	370,000	381,733
Tennessee Gas Pipeline Co. debs. 7s, 2028	710,000	728,987
Tennessee Gas Pipeline Co. unsec. notes 7 1/2s, 2017	1,495,000	1,656,769
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026	5,220,000	5,709,375
Utilicorp United, Inc. sr. notes 9.95s, 2011	173,000	188,649
Williams Cos., Inc. (The) notes 8 1/8s, 2012	25,000	27,250
Williams Cos., Inc. (The) notes 7 5/8s, 2019	1,525,000	1,688,938
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	1,915,000	1,941,331
Williams Partners LP/ Williams Partners Finance Corp.
company guaranty 7 1/4s, 2017	2,050,000	2,101,250
		96,860,595

Total corporate bonds and notes (cost $1,661,412,999)		$1,583,517,988

SENIOR LOANS (8.4%)(a)(c)

	Principal amount	Value

Automotive (0.2%)
Allison Transmission bank term loan FRN Ser. B, 8.17s,
2014	$3,435,000	$3,200,276
Dana Corp. bank term loan FRN 7.98s, 2008	1,300,000	1,289,553

United Components, Inc. bank term loan FRN Ser. D,
6.868s, 2012	583,333	560,000
		5,049,829

Basic Materials (0.6%)
Domtar Corp. bank term loan FRN 6.027s, 2014 (Canada)	4,631,458	4,429,661
Georgia-Pacific Corp. bank term loan FRN Ser. B,
7.412s, 2013	3,112,081	2,951,753
Huntsman International, LLC bank term loan FRN Ser. B,
6.533s, 2012	1,056,402	1,034,541
Ineos Holdings, Ltd. bank term loan FRN Ser. B2,
7.58s, 2014 (United Kingdom)	620,000	599,979
Ineos Holdings, Ltd. bank term loan FRN Ser. C2,
8.08s, 2015 (United Kingdom)	620,000	599,979
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 6.46s, 2012	2,235,000	2,144,049
		11,759,962

Broadcasting (0.2%)
Univision Communications, Inc. bank term loan FRN Ser.
B, 7.204s, 2014	4,585,772	4,199,801
Univision Communications, Inc. bank term loan FRN Ser.
DD, 7.61s, 2014 (U)	159,228	145,826
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7.252s, 2012	238,301	225,194
		4,570,821

Cable Television (0.1%)
Cablevision Systems Corp. bank term loan FRN 6.415s,
2013	2,488,684	2,355,584

Capital Goods (0.3%)
Sequa Corp. bank term loan FRN 8.479s, 2014	2,325,000	2,241,688
Wesco Aircraft Hardware Corp. bank term loan FRN
10.95s, 2014	3,425,000	3,390,750
		5,632,438

Communication Services (0.2%)
Hawaiian Telcom Communications, Inc. bank term loan
FRN Ser. C, 7.45s, 2014	3,007,463	2,841,427
Cricket Communications, Inc. bank term loan FRN Ser.
B, 7.448s, 2013	493,750	482,288
		3,323,715

Consumer Cyclicals (2.3%)
Adesa, Inc. bank term loan FRN 7.45s, 2013	1,795,500	1,695,144
CCM Merger, Inc. bank term loan FRN Ser. B, 7.3s, 2012	1,860,000	1,794,900
Claire's Stores, Inc. bank term loan FRN 7.948s, 2014	6,044,850	5,302,470
Federal Mogul Corp. bank term loan FRN Ser. A, 7.003s,
2008	2,735,000	2,696,253
Federal Mogul Corp. bank term loan FRN Ser. B, 7.253s,
2008	6,365,000	6,274,827
GateHouse Media, Inc. bank term loan FRN Ser. B,
7.07s, 2014	2,399,620	2,128,806
GateHouse Media, Inc. bank term loan FRN Ser. DD,
7.236s, 2014	895,380	794,330
Golden Nugget, Inc. bank term loan FRN Ser. B, 6.742s,
2014	690,455	654,206
Golden Nugget, Inc. bank term loan FRN Ser. DD,
7 1/2s, 2014 (U)	394,545	373,832
Goodyear Tire & Rubber Co. (The) bank term loan FRN
6.85s, 2010	8,970,000	8,403,769
Isle of Capri Casinos, Inc. bank term loan FRN 6.741s,
2014	1,371,073	1,284,524
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
7.11s, 2014 (U)	412,353	386,323
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
6.643s, 2014	548,429	513,810
Landsource, Inc. bank term loan FRN 7.697s, 2013	1,187,569	985,682
Lear Corp bank term loan FRN 7.604s, 2013	3,000,000	2,910,000
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.448s, 2013	776,160	745,308
Tribune Co. bank term loan FRN Ser. B, 8.244s, 2014	8,738,100	7,575,933
Trump Hotel & Casino Resort, Inc. bank term loan FRN
7.35s, 2012	570,208	555,953
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 7.9s, 2012	570,208	555,953
		45,632,023

Consumer Staples (0.8%)
Charter Communications, Inc. bank term loan FRN 6.99s,
2014	711,113	661,745
Citadel Communications bank term loan FRN Ser. B,
6.632s, 2014	2,175,000	1,973,813
Mediacom Communications Corp. bank term loan FRN Ser.
C, 6.61s, 2015	4,766,738	4,465,414
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 7.948s, 2014	1,007,538	952,123
Rental Service Corp. bank term loan FRN 8 3/4s, 2013	5,885,710	5,527,665
Six Flags Theme Parks bank term loan FRN 7.249s, 2015	2,234,400	2,063,330

		15,644,090

Energy (0.6%)
Enterprise GP Holdings, LP bank term loan FRN 7.494s,
2014	775,000	769,188
Key Energy Services, Inc. bank term loan FRN 8s, 2010	910,000	906,588
Sandridge Energy bank term loan FRN 8.854s, 2014	1,965,000	1,955,175
Sandridge Energy bank term loan FRN 8 5/8s, 2015	8,245,000	8,224,388
		11,855,339

Financial (0.2%)
Nuveen Investments, Inc. bank term loan FRN Ser. B,
7.724s, 2014	1,270,000	1,251,857
Realogy Corp. bank term loan FRN 5.32s, 2013	720,152	627,252
Realogy Corp. bank term loan FRN Ser. B, 8.24s, 2013	2,668,161	2,323,969
		4,203,078

Health Care (1.0%)
Community Health Systems, Inc. bank term loan FRN Ser.
B, 7.756s, 2014	3,984,772	3,806,816
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 7 3/4s, 2014 (U)	268,827	256,821
Fenwal Controls of Japan, LTD. bank term loan FRN
10.791s, 2014 (Japan)	500,000	462,500
Fenwal Controls of Japan, LTD. bank term loan FRN
7.791s, 2014 (Japan)	3,595,559	3,343,870
Fenwal Controls of Japan, LTD. bank term loan FRN Ser.
DD, 7 3/4s, 2014 (Japan) (U)	602,271	560,112
Healthsouth Corp. bank term loan FRN Ser. B, 7.171s,
2013	2,531,685	2,420,636
Hologic, Inc. bank term loan FRN Ser. B1, 7.268s, 2013	2,726,667	2,699,400
Hologic, Inc. bank term loan FRN Ser. B2, 7.268s, 2013	1,363,333	1,353,108
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 10.61s, 2014	5,456,256	5,074,318
Psychiatric Solutions, Inc. bank term loan FRN Ser. B,
7.003s, 2012	618,584	593,841
		20,571,422

Media (0.2%)
Idearc, Inc. bank term loan FRN Ser. B, 7.2s, 2014 F702	3,122,136	2,985,542

Retail (0.1%)
Michaels Stores, Inc. bank term loan FRN Ser. B,
7.607s, 2013	2,253,618	2,064,621

Technology (0.5%)
Compucom Systems, Inc. bank term loan FRN 8.26s, 2014	2,795,000	2,767,050
First Data Corp. bank term loan FRN Ser. B1, 7.96s,
2014	2,710,000	2,563,999
First Data Corp. bank term loan FRN Ser. B3, 7.96s,
2014	2,710,000	2,579,243
Flextronics International, Ltd. bank term loan FRN
Ser. B, 7.455s, 2014 (Singapore)	628,348	613,229
Flextronics International, Ltd. bank term loan FRN
Ser. B, 7.394s, 2014 (Singapore)	2,186,652	2,134,037
		10,657,558

Transportation (0.3%)
Navistar Financial Corp. bank term loan FRN 6.953s,
2012	1,101,333	1,065,540
Navistar International Corp. bank term loan FRN
8.234s, 2012	3,028,667	2,930,235
United Airlines Corp. bank term loan FRN Ser. B,
6.907s, 2014	1,243,750	1,180,871
		5,176,646

Utilities & Power (0.8%)
Energy Future Holdings bank term loan FRN Ser. B2,
8.396s, 2014	6,800,000	6,672,500
Energy Future Holdings bank term loan FRN Ser. B3,
8.396s, 2014	9,080,000	8,923,161
		15,595,661

Total senior loans (cost $173,733,405)		$167,078,329

CONVERTIBLE BONDS AND NOTES (2.3%)(a)

	Principal amount	Value

Acquicor Technology, Inc. 144A cv. notes 8s, 2011	$2,357,000	$2,050,590
Alliant Techsystems, Inc. cv. sr. sub. notes 2 3/4s,
2024	2,965,000	4,495,681
DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026	8,690,000	9,895,738
Intel Corp. cv. sub. bonds 2.95s, 2035	4,395,000	4,680,675
International Coal Group, Inc. 144A cv. company
guaranty 9s, 2012	4,275,000	4,907,922
L-3 Communications Corp. 144A cv. bonds 3s, 2035	5,115,000	6,348,994
Level 3 Communications, Inc. cv. sr. notes 3 1/2s, 2012	2,785,000	2,527,388
NII Holdings, Inc. 144A cv. sr. unsec. notes 3 1/8s,
2012	3,720,000	3,282,900
Safeguard Scientifics, Inc. cv. sr. notes 2 5/8s, 2024	425,000	361,781

Sinclair Broadcast Group, Inc. cv. sr. sub. notes
stepped-coupon 4 7/8s (2s, 1/15/11) 2018 (STP)			3,155,000	2,934,150
Trinity Industries, Inc. cv. sub. notes 3 7/8s, 2036			3,812,000	3,321,205

Total convertible bonds and notes (cost $40,596,118)				$44,807,024

CONVERTIBLE PREFERRED STOCKS (1.7%)(a)
			Shares	Value

Citigroup Funding, Inc. Ser. GNW, 1.35% cv. pfd.			206,540	$5,281,190
Crown Castle International Corp. $3.125 cum. cv. pfd.			88,505	5,332,426
Digital Realty Trust, Inc. $1.094 cv. pfd.			103,440	2,443,770
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.			83,405	3,002,580
Entertainment Properties Trust Ser. C, $1.437 cum. cv.
pfd. (R)			141,040	3,032,360
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.			26,163	3,809,987
Interpublic Group of Companies, Inc. 144A Ser. B,
5.25% cum. cv. pfd			4,964	4,573,706
Northrop Grumman Corp. Ser. B, $7.00 cum. cv. pfd.			41,825	6,096,412

Total convertible preferred stocks (cost $31,633,778)				$33,572,431

COMMON STOCKS (1.3%)(a)
			Shares	Value

AboveNet, Inc. (NON)			2,194	$178,811
Adelphia Recovery Trust (Ser. ACC-1) (NON)			8,448,187	591,373
Bohai Bay Litigation, LLC (Units) (F)(AFF)			3,899	55,172
Chesapeake Energy Corp.			99,171	3,753,622
Cinemark Holdings, Inc.			181,700	3,032,573
Complete Production Services, Inc. (NON)			135,700	2,404,604
Contifinancial Corp. Liquidating Trust Units (F)			32,554,805	3,255
Decrane Aircraft Holdings, Inc. (F)(NON)(AFF)			29,311	29
Del Monte Foods Co.			154,000	1,355,200
DigitalGlobe, Inc. 144A (NON)(AFF)			645,566	645,566
El Paso Corp.			187,225	3,010,578
Jarden Corp. (NON) (S)			95,645	2,521,202
Pinnacle Entertainment, Inc. (NON)			117,825	3,234,296
VFB LLC (acquired various dates from 12/21/99 to
12/8/03, cost $9,772,641) (F)(RES)(NON)(AFF)			12,955,347	267,994
Williams Cos., Inc. (The) (S)			145,082	5,035,796
XCL Warranty Escrow (F)(AFF)			3,899	278,279

Total common stocks (cost $55,919,934)				$26,368,350

COLLATERALIZED MORTGAGE OBLIGATIONS (0.4%)(a)

			Principal amount	Value

DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,
Class B5, 5.95s, 2031			$3,816,434	$3,348,921
GE Capital Commercial Mortgage Corp. 144A Ser. 00-1,
Class G, 6.131s, 2033			2,470,000	2,198,843
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040 (Canada)			2,435,000	1,787,412
Ser. 04-1A, Class K, 5.45s, 2040 (Canada)			880,000	668,272
Ser. 04-1A, Class L, 5.45s, 2040 (Canada)			400,000	236,352

Total collateralized mortgage obligations (cost $7,553,908)				$8,239,800

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)(a) (cost $3,725,675)

			Principal amount	Value

Argentina (Republic of) FRB 5.389s, 2012			$3,978,125	$3,494,752

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

AboveNet, Inc.	9/08/10	$24.00	1,086	$54,572
AboveNet, Inc.	9/08/08	20.00	923	50,996
Dayton Superior Corp. 144A (F)	6/15/09	.01	8,614	45,069
Decrane Aircraft Holdings Co. Class B	6/30/10	116.00	1	--
Decrane Aircraft Holdings Co. Class B	6/30/10	116.00	1	--
MDP Acquisitions PLC 144A (Ireland)	10/01/13	EUR .001	4,599	402,047
ZSC Specialty Chemicals PLC 144A (United Kingdom)	7/01/10	GBP .01	300,000	3,000
ZSC Specialty Chemicals PLC (Preferred) 144A (United
Kingdom)	7/01/10	GBP .01	300,000	3,000

Total warrants (cost $706,304)				$558,684

PREFERRED STOCKS (0.0%)(a) (cost $244,766)
			Shares	Value

Decrane Aircraft Holdings, Inc. $16.00 pfd. (PIK)			21,000	$147,000

SHORT-TERM INVESTMENTS (6.0%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.40% to 5.44% and
due dates ranging from December 3, 2007 to
January 29, 2008 (d)			$27,584,857	$27,509,860

Putnam Prime Money Market Fund (e)	91,462,834	91,462,834

Total short-term investments (cost $118,972,694)		$118,972,694

TOTAL INVESTMENTS

Total investments (cost $2,094,499,581) (b)		$1,986,757,052

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/07 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$6,512,604	$6,119,977	12/19/07	$392,627

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/07 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

Euro	$23,347,726	$21,716,574	12/19/07	$(1,631,152)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/07 (Unaudited)
		Payments	Payments
Swap counterparty /	Termination	made by	received by	Unrealized
Notional amount	date	fund per annum	fund per annum	appreciation

Lehman Brothers Special Financing, Inc.
$342,250,000	9/14/09	3 month USD-LIBOR-BBA	4.715%	$3,627,193

CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/07 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$--	$1,225,000	12/20/08	550 bp	$(48,657)

Nalco, Co.
7.75%,11/15/11	--	1,160,000	9/20/12	350 bp	(1,879)

Bear Stearns Credit Products, Inc.
Claire's Stores,
9 5/8%, 6/1/15	--	730,000	6/20/12	230 bp	(55,392)

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	--	1,240,000	12/20/08	725 bp	(24,191)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--	1,225,000	12/20/08	800bp	(21,516)

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	3,225,000	9/20/12	495 bp	(146,576)

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12	--	1,505,000	6/20/09	(165 bp)	(57,055)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	140,000	9/20/12	400bp	(1,052)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	2,065,000	6/20/17	297 bp	(252,375)

Deutsche Bank AG
Nalco, Co. 7.75%,
11/15/11	--	1,115,000	12/20/12	363 bp	(340)

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	3,646,000	(a)	2.461%	(9,668)

General Motors Corp.,
7 1/8%, 7/15/13	--	4,715,000	9/20/08	620 bp	144,279

General Motors Corp.,
7 1/8%, 7/15/13	--	1,005,000	9/20/08	620 bp	30,753

Lehman Brothers Special Financing, Inc.
Community Health
Systems, 8 7/8%, 7/15/15	--	2,765,000	12/20/12	360 bp	(83,614)

Solectron Global
Finance Ltd, 8%, 3/15/16	--	925,000	3/20/12	390 bp	132,081

Sungard Data Systems,
Inc., 9 1/8%, 8/15/13	--	2,712,000	9/20/12	395 bp	6,048

Merrill Lynch Capital Services, Inc.
General Motors Corp.,
7 1/8%, 7/15/13	--	3,235,000	9/20/08	500 bp	60,818

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	2,065,000	6/20/17	295 bp	(220,191)

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	--	325,000	6/20/09	190 bp	(10,975)

Aramark Services, Inc.,
8.5%, 2/1/15	--	2,235,000	12/20/12	355 bp	(52,244)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	2,065,000	6/20/12	225 bp	(130,608)

Jefferson Smurfit Corp,
7.5%, 6/1/13	--	1,665,000	9/20/12	445 bp	58,396

Nalco, Co. 7.75%,
11/15/11	--	1,190,000	9/20/12	330 bp	(11,876)

Oshkosh Truck Corp, T/L
B L	--	3,125,000	6/20/12	114 bp	(171,531)

Total					$(867,365)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

EUR Euro

NOTES

(a) Percentages indicated are based on net assets of $1,984,097,647.

(b) The aggregate identified cost on a tax basis is $2,095,981,266, resulting in gross unrealized appreciation and depreciation of $29,529,980 and $138,754,194, respectively, or net unrealized depreciation of $109,224,214.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at November 30, 2007 was $4,728,394 or 0.2% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(AFF) Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

	Purchase	Sales	Dividend
Affiliates	cost	proceeds	income	Value

Decrane Aircraft Holdings, Inc.	$-	$-	$-	$29
DigitalGlobe, Inc. 144A	-	-	-	645,566
VFB LLC	-	-	-	267,994
XCL Warranty Escrow	-	-	-	278,279
Bohai Bay Litigation, LLC (Units)	-	-	-	55,172

Totals	$-	$-	$-	$1,247,040

Market values are shown for those securities affiliated at period end.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at November 30, 2007. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At November 30, 2007, the value of securities loaned amounted to $26,808,393. The fund received cash collateral of $27,509,860 which is pooled with collateral of other Putnam funds into 54 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,296,664 for the period ended November 30, 2007. During the period ended November 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $197,888,525 and $201,602,676, respectively.

(F) Is valued at fair value following procedures approved by the Trustees. On November 30, 2007 fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at November 30, 2007.

(U) A portion of the position represents unfunded loan commitments. As of November 30, 2007, the fund had unfunded loan commitments of $1,837,224, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Community Health Systems, Inc.	$268,827
Fenwal Controls of Japan, LTD. (Japan)	602,271
Golden Nugget, Inc.	394,545
Isle of Capri Casinos, Inc.	412,353
Univision Communications, Inc.	159,228

Totals	$1,837,224

At November 30, 2007, liquid assets totaling $45,488,441 have been designated as collateral for open swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at November 30, 2007.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss.

Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2008